Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Cancellation of two UMS newbuilding contracts (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) hull	Aug. 31, 2014 MaintenanceAndSafety	Jun. 30, 2016 USD ($)	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($)	Aug. 11, 2014
Loss Contingencies [Line Items]
Number of vessels | vessel				5
Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Estimated claim	$ 2,800,000
Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency accrual					$ 61,900,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Percentage of ownership acquired		100.00%				100.00%
Number of units for maintenance and safety | MaintenanceAndSafety		3
Units for Maintenance and Safety [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Write down on sale of vessels			$ 43,700,000
Reversal of contingent liabilities			14,500,000
Stavanger Spirit [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Potential damage, maximum			170,000,000
Nantong Spirit [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Potential damage, maximum			40,000,000
Potential damage, minimum			$ 10,000,000
Sevan Marine ASA [Member] | Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Number of hulls | hull	2
Debt instrument, principal amount	$ 60,000,000
Estimated claim	50,000,000				$ 10,000,000
CeFront Technology AS [Member] | Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Portion not accrued	3,600,000
Vendor Credit Loan [Member] | Sevan Marine ASA [Member] | Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Debt instrument, principal amount	41,000,000
Cash Loan [Member] | Sevan Marine ASA [Member] | Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Debt instrument, principal amount	19,000,000
Nantong Spirit [Member] | CeFront Technology AS [Member] | Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Estimated claim	20,200,000
Arendal Spirit Ums [Member] | CeFront Technology AS [Member] | Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Estimated claim	$ 3,300,000